UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09039

Alpha Analytics Investment Trust

(Exact name of registrant as specified in charter)

1901 Avenue Of The Stars, Suite 1100

 Los Angeles, CA 90067

(Address of principal executive offices)

(Zip code)

Robert E. Gipson, Alpha Analytics Investment Trust

1901 Avenue Of The Stars, Suite 1100,

Los Angeles, CA 90067

 (Name and address of agent for service)

With Copy To:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (310) 556-4660

Date of fiscal year end: July 31

Date of reporting period: January 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

[GRAPHIC OMITTED]

Alpha Analytics Value Fund

Semi-Annual Report

January 31, 2003

ALPHA ANALYTICS INVESTMENT TRUST
VALUE FUND
SCHEDULE OF INVESTMENTS
1/31/2003 (Unaudited)

			Market
Shares			Value

COMMON STOCKS (94.90%)

Aerospace & Defense (2.33%)
4,800		Honeywell, Inc.	$ 117,312.00

Auto & Truck Manufacturers (2.54%)
22,200		Volkswagen PFD ADR	128,058

Banking (6.38%)
7,700		FleetBoston Financal Corp	201,047
5,700		U.S. Bancorp	120,270
			321,317

Computer Peripherals (1.77%)
20,000	+	ATI Technologies Inc.	89,000

Computer Services (6.10%)
9,800	+	SABRE Group Holdings	175,812
14,100	+	Unisys Corp	131,412
			307,224

Computer Software & Programming (3.92%)
5,100	+	Synopsys, Inc.	197,217

Containers & Packaging (2.15%)
5,300	+	Pactiv Corp	108,173

Financial Services (4.27%)
7,600		ING Groep N.V. Sponsored ADR	116,660
2,400		MBIA, Inc.	98,352
			215,012

Food (2.26%)
5,700		Sara Lee Corp	113,658

Insurance (13.80%)
5,100		ACE Ltd	150,195
5,000		Allianz AG ADR	40,150
4,200		Allstate Corp	147,798
2,000		CIGNA Corp	87,340
2,100		SAFECO Corp	75,285
12,000	+	Travelers Property Casualty Corp. Class A	194,520
			695,288

Medical & Related (5.80%)
5,100		Abbott Laboratories	194,412
2,900	+	Guidant Corp	97,498
			291,910
Multimedia (3.44%)
9,900		Disney (Walt) & Co.	173,250

Oil, Energy & Natural Gas (13.80%)
3,400		British Petroleum Co. PLC ADR	132,634
3,100		ConocoPhillips	149,389
3,000		ENSCO International, Inc.	80,820
2,300	+	Noble Corp	78,844
4,300		Schlumberger Ltd	162,110
4,000	+	Transocean, Inc.	91,080
			694,877

Paper & Paper Products (1.92%)
6,300		Georgia Pacific Corp	96,894

Pharmaceuticals (4.31%)
5,600		GlaxoSmithKline PLC ADR	217,056

Recreational Activities (2.54%)
5,300		Carnival Cruise Lines, Class A	127,730

Retail (11.30%)
11,000		Circuit City Stores- Circuit City Group	65,890
6,400		CVS Corp	144,768
9,300		Limited Brands, Inc	117,087
5,500		May Department Stores, Co	112,750
5,400		Nordstrom, Inc	97,416
1,100		Target Corp	31,031
			568,942
Software (6.29%)
5,400		Autodesk, Inc	80,676
13,400	+	BMC Software, Inc	236,242
			316,918
		TOTAL COMMON STOCKS
		(Cost $5,036,928)	$ 4,779,836.00

SHORT TERM INVESTMENTS- 5.26%
281,412		Firstar U.S. Treasury Money Market Fund, .71% (Cost $281,412)	$ 281,412.00

		TOTAL INVESTMENTS
		(Cost $5,785,208)	$ 5,061,248.00

		Cash and other assets less liabilities	(24,320)

		TOTAL NET ASSETS	$ 5,036,928.00

+ Non-income producing security.
ADR- American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

ALPHA ANALYTICS INVESTMENT TRUST
VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
1/31/2003 (Unaudited)

ASSETS:
Investments in securities, at value (Cost 5,785,208) (Note 2)	$ 5,061,248
Cash	2,000
Receivable for securities sold	6,854
Dividends and interest receivable	1,738
Total Assets	5,071,840

LIABILITIES:
Payable for securities purchased	29,171
Accrued advisory fees (Note 3)	5,741
Total Liabilities	34,912
Net Assets	$ 5,036,928

NET ASSETS CONSIST OF:
Additional paid in capital.	$ 6,555,130
Accumulated net investment income (loss)	(2,774)
Accumulated net realized gain (loss) from
investment transactions	(791,468)
Net unrealized appreciation (depreciation) on investments	(723,960)
Net Assets	$ 5,036,928

Net asset value and redemption price per share
(493,537 shares oustanding) (Note 4)	$ 10.21

The accompanying notes are an integral part of the financial statements.

ALPHA ANALYTICS INVESTMENT TRUST
VALUE FUND
STATEMENT OF OPERATIONS
For the six months ended January 31, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends
(includes foreign tax withheld at source)	$ 43,620
Interest	2,445
Total investment income	46,065

EXPENSES:
Investment advisory fee (Note 3)	44,798
Trustees' Fees	12,000
Total expenses	56,798

Waiver of Expenses	(17,973)

Net expenses	38,825

Net investment income (loss)	7,240

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS : (Note 2)
Net realized gain (loss) from investment
transactions	(397,611)
Net change in unrealized appreciation (depreciation)
of investments for the period	(232,889)
Net realized and unrealized gain (loss)
on investments	(630,500)
Net increase (decrease) in net assets resulting
from operations	$(623,260)

The accompanying notes are an integral part of the financial statements.

ALPHA ANALYTICS INVESTMENT TRUST
VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six months	For the year
	ended	ended
	January 31, 2003	July 31, 2002

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:

Net investment income (loss)	$ 7,240	$ 715
Net realized gain (loss) from investment transactions	(397,611)	(380,497)
Net change in unrealized appreciation (depreciation) of
investments for the period	(232,889)	(1,126,392)

Net increase (decrease) in net assets resulting from operations	(623,260)	(1,506,174)

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions from net investment income ($0.00 and $0.02
per share, respectively)	(9,821)	(5,342)
Distributions from net realized gains on investments ($0.00 and $0.04
per share, respectively)	0	(17,150)

Total distributions to shareholders	(9,821)	(22,492)

CAPITAL SHARE TRANSACTIONS: (Note 4)	(1,526,942)	3,087,941

Net increase (decrease) in net assets	(2,160,023)	1,559,275
NET ASSETS:
Beginning of period	7,196,951	5,637,676

End of period (including undistributed (overdistributed) net investment
income (loss) of $(2,774)	$ 5,036,928	$ 7,196,951

The accompanying notes are an integral part of the financial statements.

	ALPHA ANALYTICS INVESTMENT TRUST
	VALUE FUND
	FINANCIAL HIGHLIGHTS (Unaudited)
	(For a fund share outstanding throughout each period)

	For the six months	For the year	For the year	For the year	January 1, 1999 (1)
	ended	ended	ended	ended	through
	January 31, 2003	July 31, 2002	July 31, 2001	July 31, 2000	July 31, 1999

Net asset value, beginning of period	$ 10.97	$ 13.68	$ 14.24	11.92	$ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01	0.00	0.01	(0.04)	0.01
Net realized and unrealized gain (loss)
on investments	(0.77)	(2.65)	1.84	2.95	1.91
Total from investment operations	(0.76)	(2.65)	1.85	2.91	1.92

LESS DISTRIBUTIONS:
Dividends from net investment income	0.00	(0.02)	0.00	(0.01)	0.00
Distribution from realized gains from security
transactions	0.00	(0.04)	(2.41)	(0.58)	0.00
Total distributions	0.00	(0.06)	(2.41)	(0.59)	0.00

Net asset value, end of period	$ 10.21	$ 10.97	$ 13.68	14.24	$ 11.92

Total return	(6.93)%	(19.46)%	13.93%	0.25	19.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,037	$ 7,197	$ 5,638	4,549.00	$ 2,385
Ratio of expenses to average net assets,
before reimbursement	1.91%	1.71%	1.74%	1.78%	2.45%	(2)
Ratio of expenses to average net assets,
net of reimbursement	1.30%	1.30%	1.30%	1.30%	1.30%	(2)
Ratio of net investment income (loss) to average net assets,
before reimbursement	-0.36%	(0.40)%	(0.34)%	(0.76)%	(1.03)%	(2)
Ratio of net investment income (loss) to average net assets,
net of reimbursement	0.24%	0.01%	0.10%	(0.27)%	0.12%	(2)

Portfolio turnover rate	53.28%	156%	88.06%	1.02	32.98%

(1) Commencement of operations.
(2) Ratios for this period of operations are annualized.

ALPHA ANALYTICS INVESTMENT TRUST

Notes to Financial Statements (Unaudited)

January 31, 2003

Note 1. Organization

     Alpha Analytics Value Fund (the “Fund”), was organized as a series of Alpha Analytics Investment Trust, an Ohio business trust (the “Trust”).  The Fund was organized on August 18, 1998, and commenced operations on January 1, 1999.  The Trust is an open-end, diversified management investment company under the Investment Company Act of 1940, authorized to issue an unlimited number of shares, each share representing an undivided, proportionate interest in the Fund.  The Fund’s investment objective is to provide shareholders with long term capital appreciation.

Note 2.  Summary of Significant Accounting Policies

     The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements in conformity with these principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

      Security Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds’ adviser, the last bid price does not accurately reflect the current value of the security.   All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the security, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

      Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

        Federal Income Taxes- The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain.  Therefore, no federal income tax provision is required.

(Continued)

Note 2.  Summary of Significant Accounting Policies (Continued)

       Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.  Income and capital gain distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.  Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.

       Security Transactions- The Trust follows industry practice and records security transactions on the trade date.  The first-in first-out identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discount and premium on securities purchased are amortized over the life of the respective securities.

Note 3. Investment Advisory Agreement and Other Related Party Transactions

     The Trust retains Alpha Analytics Investment Group, LLC (the "Adviser") to manage the assets of the   Fund.   Under the terms of the agreement, a monthly fee is paid to the Adviser at an annual rate of 1.50% of the average daily net assets of the Fund.  The Adviser pays all of the operating expenses for the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of non-interested person trustees, Rule 12b-1 fees (if any) and extraordinary expenses.   Through November 30, 2002, the Adviser has contractually agreed to reduce its management fee to an annual rate of 1.30% of average daily net assets and pay for all fees and expenses of the non-interested person trustees.  In addition, the Adviser has voluntarily agreed to pay for tax expenses incurred by the Fund.

     For the six months ended January 31, 2003, the Adviser earned advisory fees of $38,825.

     The Adviser has entered into a sub-advisory agreement with Cambiar Investors, Inc. to serve as the sub-adviser to the Value Fund.

 The Trust entered into an agreement with Quasar Distributors, LCC (“Quasar”) to act as the principal distributor of the Fund’s shares.  The services of Quasar are operating expenses paid by the Adviser.

Certain officers and trustees of the Trust are also officers and owners of Alpha Analytics Investment Group, LLC.  Beneficial ownership of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of January 31, 2003, Charles Schwab & Co. held in an omnibus account for the benefit of others 42.65% of the Fund and City National Bank held in an omnibus account for the benefit of others 27.20% of the Fund.

(Continued)

Note 4. Fund Share Transactions

     At January 31, 2003, there was an unlimited number of Fund shares authorized.  Paid in capital for the Value Fund amounted to $6,555,130.

     Transactions in capital shares were as follows:

 Alpha Analytics Value Fund:

	Six months ended January 31, 2002		For the year ended July 31, 2002
	Shares	Amount	Shares	Amount

Shares sold	56,217	$594,590	404,828	$5,074,444
Shares issued for reinvestment of dividends and distributions from realized gains	932	9,821	1,771	22,490
Shares redeemed	(219,499)	(2,129,095)	(162,537)	(2,008,993)

Net increase (decrease)	(162,350)	$(1,524,684)	244,062	$3,087,941

Note 5. Investments

     Investment transactions, excluding short term investments, for the year ended January 31, 2002,

were as follows:

Value Fund
Purchases	$ 1,708,704
Sales	$ 2,588,497

Note 6. Capital Loss Carryovers

     At July 31, 2002, the Value Fund had a net capital loss carryover of $32,223 which expires in 2010.

The Fund has elected to defer post October losses of $268,699.

Investment Adviser

Alpha Analytics Investment Group, LLC

1901 Avenue of the Stars, Suite 1100

Los Angeles, CA 90067

Sub-Adviser

Cambiar Investors, Inc.

2401 East 2nd Avenue, Suite 400

Denver, CO 80206

Legal Counsel

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Road

Westlake, OH 44145

Administrator

Alpha Analytics Investment Group, LLC

1901 Avenue of the Stars, Suite 1100

Los Angeles, CA 90067

Distributor

Quasar Distributors, LLC.

615 East Michigan Street

Milwaukee, WI 53202

Transfer Agent

Mutual Shareholder Services, LLC.

8869 Brecksville Rd. Suite C

Brecksville, OH 44141

Custodian

US Bank N.A.

425 Walnut Street, M.L. 6118

Cincinnati, OH 45202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a copy of a prospectus call 1-877-Alpha40.

Item 2.  Code of Ethics.   Not applicable to Semi-Annual Reports for the period ended January 31, 2003.

Item 3.  Audit Committee Financial Expert. Not applicable to Semi-Annual Reports for the period ended January 31, 2003.

Items 4-8.  Reserved

Item 9.  Controls and Procedures.  Not applicable to Semi-Annual Reports for the period ended January, 31 2003.

Item 10.  Exhibits.  Certifications required by Item 10(b) of Form N-CSR are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alpha Analytics Value Fund

By /s/Robert Gipson

     Robert Gipson

     President

Date April 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Robert Gipson

     Robert Gipson

     President

Date April 8, 2003

By /s/Jack McNally

     Jack McNally

     Chief Financial Officer

Date April 8, 2003

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